Leases (Weighted Average Remaining Lease Term and Weighted Discounted Rate for Finance and Operating Leases) (Detail)	Mar. 31, 2019
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	7 years
Weighted average remaining lease term - operating leases	21 years
Weighted average discount rate - finance leases	4.66%
Weighted average discount rate - operating leases	4.61%
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	16 years
Weighted average discount rate - finance leases	4.99%
Weighted average discount rate - operating leases	4.47%
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	9 years
Weighted average discount rate - finance leases	5.04%
Weighted average discount rate - operating leases	4.44%